Variable interest entity (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	As of June 30, 2023	As of December 31, 2022

Current assets belong to discontinued operation	$1,124,900	$1,504,164
Other assets belong to discontinued operation	7,744,428	9,008,407
Total assets belong to discontinued operation	8,869,328	10,512,571
Total liabilities belong to discontinued operation	(29,229,090)	(27,769,551)
Net deficits belong to discontinued operation	$(20,359,762)	$(17,256,980)

Schedule of operating results of VIEs

	For the six months ended June 30, 2023	For the six months ended June 30, 2022

Net loss from discontinued operations	$(3,842,329)	$(6,440,381)